iShares®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated March 7, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, as applicable,
for each series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust
listed in Appendix A and Appendix B (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus and/or Prospectus, as applicable.
Effective immediately, each Fund’s Summary Prospectus and/or Prospectus, as applicable, are amended as follows:
The following is added to the section of each Fund’s Summary Prospectus entitled “Summary of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold its investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Shares.

The following is added to the section of each Fund’s Prospectus entitled “A Further Discussion of Principal Risks” listed in Appendix A:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. To the extent the Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the Shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of the Fund and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.
The following is added to the section of each Fund’s Prospectus entitled “A Further Discussion of Other Risks” listed in Appendix B:
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold its investment for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. To the extent the Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the Shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non‑redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of the Fund and may, therefore, have a material upward or downward effect on the market price of the Shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.

Appendix A
BlackRock Short Maturity Bond ETF
BlackRock Short Maturity Municipal Bond ETF
BlackRock Ultra Short-Term Bond ETF
iShares Asia 50 ETF
iShares Cloud 5G and Tech ETF
iShares Commodity Curve Carry Strategy ETF
iShares Core 1‑5 Year USD Bond ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI Emerging Markets ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Total International Stock ETF
iShares Core Total USD Bond Market ETF
iShares Core U.S. Aggregate Bond ETF
iShares Cybersecurity and Tech ETF
iShares Emerging Markets Dividend ETF
iShares Emerging Markets Infrastructure ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced Total USD Bond Market ETF
iShares ESG Aware MSCI EM ETF
iShares ESG MSCI EM Leaders ETF
iShares Exponential Technologies ETF
iShares Genomics Immunology and Healthcare ETF
iShares Global 100 ETF
iShares Global Clean Energy ETF
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Healthcare ETF
iShares Global Industrials ETF
iShares Global Materials ETF
iShares Global REIT ETF
iShares Global Tech ETF
iShares Global Timber & Forestry ETF
iShares Global Utilities ETF
iShares GNMA Bond ETF
iShares Gold Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
iShares iBonds Dec 2022 Term Muni Bond ETF
iShares iBonds Dec 2023 Term Muni Bond ETF
iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Muni Bond ETF
iShares iBonds Dec 2026 Term Muni Bond ETF
iShares iBonds Dec 2027 Term Muni Bond ETF
iShares iBonds Dec 2028 Term Muni Bond ETF
iShares India 50 ETF
iShares Interest Rate Hedged Corporate Bond ETF
iShares Interest Rate Hedged Emerging Markets Bond ETF
iShares Interest Rate Hedged High Yield Bond ETF
iShares Interest Rate Hedged Long-Term Corporate Bond ETF
iShares International Developed Property ETF
iShares International Dividend Growth ETF
iShares International Select Dividend ETF
iShares Latin America 40 ETF
iShares MBS ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI ACWI Low Carbon Target ETF
iShares MSCI All Country Asia ex Japan ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Brazil ETF
iShares MSCI Brazil Small‑Cap ETF
iShares MSCI BRIC ETF
iShares MSCI Chile ETF
iShares MSCI China A ETF
iShares MSCI China ETF
iShares MSCI China Multisector Tech ETF
iShares MSCI China Small‑Cap ETF
iShares MSCI Colombia ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets ex China ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets Small‑Cap ETF
iShares MSCI Frontier and Select EM ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global Multifactor ETF
iShares MSCI Global Silver and Metals Miners ETF
iShares MSCI Global Sustainable Development Goals ETF

iShares MSCI India ETF
iShares MSCI India Small‑Cap ETF
iShares MSCI Kuwait ETF
iShares MSCI Malaysia ETF
iShares MSCI Peru ETF
iShares MSCI Qatar ETF
iShares MSCI Saudi Arabia ETF
iShares MSCI South Korea ETF
iShares MSCI Taiwan ETF
iShares MSCI UAE ETF
iShares Robotics and Artificial Intelligence Multisector ETF
iShares Self-Driving EV and Tech ETF
iShares U.S. Fixed Income Balanced Risk Factor ETF
iShares Virtual Work and Life Multisector ETF
Appendix B
iShares 0‑3 Month Treasury Bond ETF
iShares 0‑5 Year High Yield Corporate Bond ETF
iShares 0‑5 Year Investment Grade Corporate Bond ETF
iShares 0‑5 Year TIPS Bond ETF
iShares 10+ Year Investment Grade Corporate Bond ETF
iShares 10‑20 Year Treasury Bond ETF
iShares 1‑3 Year International Treasury Bond ETF
iShares 1‑3 Year Treasury Bond ETF
iShares 1‑5 Year Investment Grade Corporate Bond ETF
iShares 20+ Year Treasury Bond ETF
iShares 25+ Year Treasury STRIPS Bond ETF
iShares 3‑7 Year Treasury Bond ETF
iShares 5‑10 Year Investment Grade Corporate Bond ETF
iShares 7‑10 Year Treasury Bond ETF
iShares Aaa - A Rated Corporate Bond ETF
iShares Agency Bond ETF
iShares Asia/Pacific Dividend ETF
iShares BB Rated Corporate Bond ETF
iShares BBB Rated Corporate Bond ETF
iShares Biotechnology ETF
iShares Bloomberg Roll Select Commodity Strategy ETF
iShares Broad USD High Yield Corporate Bond ETF
iShares Broad USD Investment Grade Corporate Bond ETF
iShares California Muni Bond ETF
iShares China Large‑Cap ETF
iShares CMBS ETF
iShares Cohen & Steers REIT ETF

iShares Convertible Bond ETF
iShares Core 10+ Year USD Bond ETF
iShares Core 5‑10 Year USD Bond ETF
iShares Core Aggressive Allocation ETF
iShares Core Conservative Allocation ETF
iShares Core Dividend Growth ETF
iShares Core Growth Allocation ETF
iShares Core High Dividend ETF
iShares Core International Aggregate Bond ETF
iShares Core Moderate Allocation ETF
iShares Core MSCI Europe ETF
iShares Core MSCI Pacific ETF
iShares Core S&P 500 ETF
iShares Core S&P Mid‑Cap ETF
iShares Core S&P Small‑Cap ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core S&P U.S. Growth ETF
iShares Core S&P U.S. Value ETF
iShares Core U.S. REIT ETF
iShares Currency Hedged JPX‑Nikkei 400 ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small‑Cap ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI United Kingdom ETF
iShares Dow Jones U.S. ETF
iShares ESG Advanced High Yield Corporate Bond ETF
iShares ESG Advanced Investment Grade Corporate Bond ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG Aware 1‑5 Year USD Corporate Bond ETF
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation ETF
iShares ESG Aware Growth Allocation ETF
iShares ESG Aware Moderate Allocation ETF
iShares ESG Aware MSCI EAFE ETF
iShares ESG Aware MSCI USA ETF
iShares ESG Aware MSCI USA Small‑Cap ETF
iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF
iShares ESG MSCI USA Leaders ETF
iShares ESG MSCI USA Min Vol Factor ETF
iShares ESG Screened S&P 500 ETF
iShares ESG Screened S&P Mid‑Cap ETF
iShares ESG Screened S&P Small‑Cap ETF
iShares Europe ETF
iShares Evolved U.S. Consumer Staples ETF
iShares Evolved U.S. Discretionary Spending ETF
iShares Evolved U.S. Financials ETF
iShares Evolved U.S. Healthcare Staples ETF
iShares Evolved U.S. Innovative Healthcare ETF
iShares Evolved U.S. Media and Entertainment ETF
iShares Evolved U.S. Technology ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares Factors US Growth Style ETF
iShares Factors US Value Style ETF
iShares Fallen Angels USD Bond ETF
iShares Floating Rate Bond ETF
iShares Focused Value Factor ETF
iShares Global Infrastructure ETF
iShares Government/Credit Bond ETF
iShares High Yield Bond Factor ETF
iShares iBonds 2022 Term High Yield and Income ETF
iShares iBonds 2023 Term High Yield and Income ETF
iShares iBonds 2024 Term High Yield and Income ETF
iShares iBonds 2025 Term High Yield and Income ETF
iShares iBonds 2026 Term High Yield and Income ETF
iShares iBonds 2027 Term High Yield and Income ETF
iShares iBonds 2028 Term High Yield and Income ETF
iShares iBonds 2029 Term High Yield and Income ETF
iShares iBonds Dec 2022 Term Corporate ETF
iShares iBonds Dec 2022 Term Treasury ETF
iShares iBonds Dec 2023 Term Corporate ETF
iShares iBonds Dec 2023 Term Treasury ETF
iShares iBonds Dec 2024 Term Corporate ETF
iShares iBonds Dec 2024 Term Treasury ETF
iShares iBonds Dec 2025 Term Corporate ETF
iShares iBonds Dec 2025 Term Treasury ETF
iShares iBonds Dec 2026 Term Corporate ETF
iShares iBonds Dec 2026 Term Treasury ETF
iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Treasury ETF
iShares iBonds Dec 2028 Term Corporate ETF
iShares iBonds Dec 2028 Term Treasury ETF
iShares iBonds Dec 2029 Term Corporate ETF
iShares iBonds Dec 2029 Term Treasury ETF
iShares iBonds Dec 2030 Term Corporate ETF
iShares iBonds Dec 2030 Term Treasury ETF
iShares iBonds Dec 2031 Term Corporate ETF
iShares iBonds Dec 2031 Term Treasury ETF
iShares iBonds Mar 2023 Term Corporate ETF
iShares iBonds Mar 2023 Term Corporate ex‑Financials ETF
iShares iBoxx $ High Yield Corporate Bond ETF
iShares iBoxx $ Investment Grade Corporate Bond ETF
iShares Inflation Hedged Corporate Bond ETF
iShares Intermediate Government/Credit Bond ETF
iShares International Developed Real Estate ETF
iShares International Developed Small Cap Value Factor ETF
iShares International High Yield Bond ETF
iShares International Treasury Bond ETF
iShares Investment Grade Bond Factor ETF
iShares J.P. Morgan EM High Yield Bond ETF
iShares J.P. Morgan EM Corporate Bond ETF
iShares J.P. Morgan EM Local Currency Bond ETF
iShares J.P. Morgan USD Emerging Markets Bond ETF
iShares JPX‑Nikkei 400 ETF
iShares Micro‑Cap ETF
iShares Morningstar Growth ETF
iShares Morningstar Mid‑Cap ETF
iShares Morningstar Mid‑Cap Growth ETF
iShares Morningstar Mid‑Cap Value ETF
iShares Morningstar Multi-Asset Income ETF
iShares Morningstar Small‑Cap ETF
iShares Morningstar Small‑Cap Growth ETF
iShares Morningstar Small‑Cap Value ETF
iShares Morningstar U.S. Equity ETF
iShares Morningstar Value ETF
iShares Mortgage Real Estate ETF
iShares MSCI Australia ETF
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI Canada ETF
iShares MSCI Denmark ETF
iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Min Vol Factor ETF
iShares MSCI EAFE Small‑Cap ETF
iShares MSCI EAFE Value ETF
iShares MSCI Europe Financials ETF
iShares MSCI Europe Small‑Cap ETF
iShares MSCI Eurozone ETF
iShares MSCI Finland ETF
iShares MSCI France ETF
iShares MSCI Germany ETF
iShares MSCI Germany Small‑Cap ETF
iShares MSCI Hong Kong ETF
iShares MSCI Indonesia ETF
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl Multifactor ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Size Factor ETF
iShares MSCI Intl Small‑Cap Multifactor ETF
iShares MSCI Intl Value Factor ETF
iShares MSCI Ireland ETF
iShares MSCI Israel ETF
iShares MSCI Italy ETF
iShares MSCI Japan Equal Weighted ETF
iShares MSCI Japan ETF
iShares MSCI Japan Small‑Cap ETF
iShares MSCI Japan Value ETF
iShares MSCI KLD 400 Social ETF
iShares MSCI Mexico ETF
iShares MSCI Netherlands ETF
iShares MSCI New Zealand ETF
iShares MSCI Norway ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Philippines ETF
iShares MSCI Poland ETF
iShares MSCI Russia ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI Spain ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland ETF
iShares MSCI Thailand ETF
iShares MSCI Turkey ETF
iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small‑Cap ETF
iShares MSCI USA Equal Weighted ETF
iShares MSCI USA ESG Select ETF
iShares MSCI USA Mid‑Cap Multifactor ETF
iShares MSCI USA Min Vol Factor ETF
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Multifactor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA Small‑Cap Min Vol Factor ETF
iShares MSCI USA Small‑Cap Multifactor ETF
iShares MSCI USA Value Factor ETF
iShares MSCI World ETF
iShares National Muni Bond ETF
iShares New York Muni Bond ETF
iShares North American Natural Resources ETF
iShares North American Tech-Multimedia Networking ETF
iShares Paris-Aligned Climate MSCI USA ETF
iShares Preferred and Income Securities ETF
iShares Residential and Multisector Real Estate ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 2500 ETF
iShares Russell 3000 ETF
iShares Russell Mid‑Cap ETF
iShares Russell Mid‑Cap Growth ETF
iShares Russell Mid‑Cap Value ETF
iShares Russell Top 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth ETF
iShares S&P 500 Value ETF
iShares S&P Mid‑Cap 400 Growth ETF
iShares S&P Mid‑Cap 400 Value ETF
iShares S&P Small‑Cap 600 Growth ETF
iShares S&P Small‑Cap 600 Value ETF
iShares Select Dividend ETF
iShares Semiconductor ETF

iShares Short Treasury Bond ETF
iShares Short-Term National Muni Bond ETF
iShares TIPS Bond ETF
iShares Treasury Floating Rate Bond ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Basic Materials ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Consumer Discretionary ETF
iShares U.S. Consumer Staples ETF
iShares U.S. Dividend and Buyback ETF
iShares U.S. Energy ETF
iShares U.S. Financial Services ETF
iShares U.S. Financials ETF
iShares U.S. Healthcare ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Industrials ETF
iShares U.S. Infrastructure ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Technology ETF
iShares U.S. Telecommunications ETF
iShares U.S. Transportation ETF
iShares U.S. Treasury Bond ETF
iShares U.S. Utilities ETF
iShares US & Intl High Yield Corp Bond ETF
iShares US Small Cap Value Factor ETF
iShares USD Bond Factor ETF
iShares USD Green Bond ETF
iShares Yield Optimized Bond ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
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